LOANS	12 Months Ended
Dec. 31, 2020
LOANS [Abstract]
LOANS
NOTE 4 – LOANS

Our loan portfolios at December 31 follow:

	2020	2019
	(In thousands)
Real estate (1)
Residential first mortgages	$792,762	$843,746
Residential home equity and other junior mortgages	138,128	166,735
Construction and land development	232,693	249,747
Other (2)	669,150	693,580
Consumer	468,090	448,297
Commercial	429,011	318,504
Agricultural	3,844	4,414
Total loans	$2,733,678	$2,725,023

(1)	Includes both residential and non-residential commercial loans secured by real estate.
(2)	Includes loans secured by multi-family residential and non-farm, non-residential property.

Loans include net deferred loan costs of $14.6 million and $16.3 million at December 31, 2020 and 2019, respectively.

During 2020, we securitized $26.3 million of portfolio residential fixed rate mortgage loans servicing retained with Freddie Mac and recognized a gain on sale of $0.72 million.  We also sold $2.4 million of portfolio residential fixed rate mortgage loans servicing retained into the secondary market and recognized a gain on sale of $0.07 million.  These transactions were done primarily for asset/liability management purposes.

During 2019, we sold $40.6 million of residential adjustable rate mortgage loans servicing released (classified on the Consolidated Statements of Financial Condition as held for sale, carried at the lower of cost or fair value at December 31, 2018) to another financial institution and recognized a gain on sale of $0.01 million. We also securitized $65.1 million of portfolio residential fixed rate mortgage loans servicing retained with Freddie Mac and recognized a gain on sale of $1.7 million. In addition, we sold $9.9 million of residential fixed and adjustable rate portfolio mortgage loans servicing retained to another financial institution and recognized a gain on sale of $0.07 million. These transactions were done primarily for asset/liability management purposes.

During 2018, we sold $27.6 million of residential fixed and adjustable rate portfolio mortgage loans servicing retained to another financial institution and recognized a gain on sale of $0.04 million. We also securitized $10.9 million of portfolio residential fixed rate mortgage loans servicing retained with Freddie Mac recognizing a loss on sale of approximately $0.1 million. These transactions were done primarily for asset/liability management purposes.

An analysis of the allowance for loan losses by portfolio segment for the years ended December 31 follows:

	Commercial	Mortgage	Installment	Subjective Allocation	Total
	(In thousands)
2020
Balance at beginning of period	$7,922	$8,216	$1,283	$8,727	$26,148
Additions (deductions)
Provision for loan losses	1,751	(915)	436	11,191	12,463
Recoveries credited to allowance	1,804	513	752	-	3,069
Loans charged against the allowance	(4,076)	(816)	(1,359)	-	(6,251)
Balance at end of period	$7,401	$6,998	$1,112	$19,918	$35,429

2019
Balance at beginning of period	$7,090	$7,978	$895	$8,925	$24,888
Additions (deductions)
Provision for loan losses	(651)	526	1,147	(198)	824
Recoveries credited to allowance	2,165	933	863	-	3,961
Loans charged against the allowance	(682)	(1,221)	(1,622)	-	(3,525)
Balance at end of period	$7,922	$8,216	$1,283	$8,727	$26,148

2018
Balance at beginning of period	$5,595	$8,733	$864	$7,395	$22,587
Additions (deductions)
Provision for loan losses	(946)	457	462	1,530	1,503
Recoveries credited to allowance	2,889	734	999	-	4,622
Loans charged against the allowance	(448)	(1,946)	(1,430)	-	(3,824)
Balance at end of period	$7,090	$7,978	$895	$8,925	$24,888

Allowance for loan losses and recorded investment in loans by portfolio segment at December 31 follows:

	Commercial	Mortgage	Installment	Subjective Allocation	Total
	(In thousands)
2020
Allowance for loan losses:
Individually evaluated for impairment	$1,266	$4,124	$191	$-	$5,581
Collectively evaluated for impairment	6,135	2,874	921	19,918	29,848
Loans acquired with deteriorated credit quality	-	-	-	-	-
Total ending allowance for loan losses balance	$7,401	$6,998	$1,112	$19,918	$35,429

Loans
Individually evaluated for impairment	$9,431	$39,245	$1,996		$50,672
Collectively evaluated for impairment	1,236,052	980,449	474,379		2,690,880
Loans acquired with deteriorated credit quality	468	410	147		1,025
Total loans recorded investment	1,245,951	1,020,104	476,522		2,742,577
Accrued interest included in recorded investment	3,536	4,178	1,185		8,899
Total loans	$1,242,415	$1,015,926	$475,337		$2,733,678

2019
Allowance for loan losses:
Individually evaluated for impairment	$1,031	$4,863	$261	$-	$6,155
Collectively evaluated for impairment	6,891	3,353	1,022	8,727	19,993
Loans acquired with deteriorated credit quality	-	-	-	-	-
Total ending allowance for loan losses balance	$7,922	$8,216	$1,283	$8,727	$26,148

Loans
Individually evaluated for impairment	$9,393	$43,574	$2,925		$55,892
Collectively evaluated for impairment	1,158,906	1,058,917	457,370		2,675,193
Loans acquired with deteriorated credit quality	1,394	575	316		2,285
Total loans recorded investment	1,169,693	1,103,066	460,611		2,733,370
Accrued interest included in recorded investment	2,998	4,155	1,194		8,347
Total loans	$1,166,695	$1,098,911	$459,417		$2,725,023

Non-performing loans include both smaller balance homogeneous loans that are collectively evaluated for impairment and individually classified impaired loans. If these loans had continued to accrue interest in accordance with their original terms, approximately $0.5 million, $0.4 million and $0.4 million of interest income would have been recognized in each of the years ended 2020, 2019 and 2018, respectively. Interest income recorded on these loans was approximately zero during each of the years ended 2020, 2019 and 2018.

Loans on non-accrual status and past due more than 90 days (‘‘Non-performing Loans’’) at December 31 follow(1):

	90+ and Still Accruing	Non- Accrual	Total Non- Performing Loans
	(In thousands)
2020
Commercial
Commercial and industrial (2)	$-	$1,387	$1,387
Commercial real estate	-	-	-
Mortgage
1-4 family owner occupied - jumbo	-	623	623
1-4 family owner occupied - non-jumbo (3)	-	2,281	2,281
1-4 family non-owner occupied	-	1,112	1,112
1-4 family - 2nd lien	-	1,344	1,344
Resort lending	-	607	607
Installment
Boat lending	-	52	52
Recreational vehicle lending	-	74	74
Other	-	393	393
Total recorded investment	$-	$7,873	$7,873
Accrued interest included in recorded investment	$-	$-	$-
2019
Commercial
Commercial and industrial (2)	$-	$565	$565
Commercial real estate	-	735	735
Mortgage
1-4 family owner occupied - jumbo	-	1,179	1,179
1-4 family owner occupied - non-jumbo (3)	-	3,540	3,540
1-4 family non-owner occupied	-	1,039	1,039
1-4 family - 2nd lien	-	979	979
Resort lending	-	690	690
Installment
Boat lending	-	332	332
Recreational vehicle lending	-	3	3
Other	-	470	470
Total recorded investment	$-	$9,532	$9,532
Accrued interest included in recorded investment	$-	$-	$-

(1)	Non-performing loans exclude purchase credit impaired loans.
(2)	Non-performing commercial and industrial loans exclude $0.053 million and $0.077 million of government guaranteed loans at December 31, 2020 and 2019, respectively.
(3)	Non-performing 1-4 family owner occupied – non jumbo loans exclude $0.386 million and $0.569 million of government guaranteed loans at December 31, 2020 and 2019, respectively.

An aging analysis of loans by class at December 31 follows:

	Loans Past Due				Loans not	Total
	30-59 days	60-89 days	90+ days	Total	Past Due	Loans
	(In thousands)
2020
Commercial
Commercial and industrial	$5,003	$131	$70	$5,204	$671,115	$676,319
Commercial real estate	2,600	-	-	2,600	567,032	569,632
Mortgage
1-4 family owner occupied - jumbo	761	-	623	1,384	438,794	440,178
1-4 family owner occupied - non-jumbo	1,888	453	502	2,843	264,730	267,573
1-4 family non-owner occupied	1,184	139	476	1,799	157,977	159,776
1-4 family - 2nd lien	710	228	732	1,670	92,860	94,530
Resort lending	32	195	358	585	57,462	58,047
Installment
Boat lending	95	101	-	196	207,317	207,513
Recreational vehicle lending	207	37	48	292	169,282	169,574
Other	337	162	199	698	98,737	99,435
Total recorded investment	$12,817	$1,446	$3,008	$17,271	$2,725,306	$2,742,577
Accrued interest included in recorded investment	$147	$22	$-	$169	$8,730	$8,899

2019
Commercial
Commercial and industrial	$-	$289	$102	$391	$564,480	$564,871
Commercial real estate	177	-	735	912	603,910	604,822
Mortgage
1-4 family owner occupied - jumbo	1,757	1,037	-	2,794	398,759	401,553
1-4 family owner occupied - non-jumbo	2,672	852	1,387	4,911	342,349	347,260
1-4 family non-owner occupied	695	136	623	1,454	168,083	169,537
1-4 family - 2nd lien	909	90	386	1,385	115,157	116,542
Resort lending	364	53	565	982	67,192	68,174
Installment
Boat lending	337	107	88	532	202,750	203,282
Recreational vehicle lending	161	97	3	261	153,184	153,445
Other	377	275	202	854	103,030	103,884
Total recorded investment	$7,449	$2,936	$4,091	$14,476	$2,718,894	$2,733,370
Accrued interest included in recorded investment	$74	$34	$-	$108	$8,239	$8,347

Impaired loans are as follows:

	December 31,
	2020	2019
	(In thousands)
Impaired loans with no allocated allowance for loan losses
TDR	$93	$337
Non - TDR	1,367	1,550
Impaired loans with an allocated allowance for loan losses
TDR - allowance based on collateral	9,027	1,587
TDR - allowance based on present value cash flow	37,953	48,798
Non - TDR - allowance based on collateral	1,873	3,365
Total impaired loans	$50,313	$55,637

Amount of allowance for loan losses allocated
TDR - allowance based on collateral	$1,058	$542
TDR - allowance based on present value cash flow	3,755	4,641
Non - TDR - allowance based on collateral	768	972
Total amount of allowance for loan losses allocated	$5,581	$6,155

Impaired loans by class as of December 31 are as follows:

	2020			2019
	Recorded Investment	Unpaid Principal Balance	Related Allowance for Loan Losses	Recorded Investment	Unpaid Principal Balance	Related Allowance for Loan Losses
	(In thousands)
With no related allowance for loan losses recorded:
Commercial
Commercial and industrial	$77	$80	$-	$257	$257	$-
Commercial real estate	-	-	-	796	796	-
Mortgage
1-4 family owner occupied - jumbo	623	629	-	-	-	-
1-4 family owner occupied - non-jumbo	-	-	-	212	217	-
1-4 family non-owner occupied	305	473	-	214	366	-
1-4 family - 2nd lien	301	304	-	407	438	-
Resort lending	154	379	-	-	-	-
Installment
Boat lending	-	-	-	-	-	-
Recreational vehicle lending	-	-	-	-	-	-
Other	-	-	-	1	41	-
	1,460	1,865	-	1,887	2,115	-

	2020			2019
	Recorded Investment	Unpaid Principal Balance	Related Allowance for Loan Losses	Recorded Investment	Unpaid Principal Balance	Related Allowance for Loan Losses
	(In thousands)
With an allowance for loan losses recorded:
Commercial
Commercial and industrial	2,227	2,370	756	1,655	1,706	453
Commercial real estate	7,127	7,096	510	6,685	6,661	578
Mortgage
1-4 family owner occupied - jumbo	506	880	50	1,447	1,445	91
1-4 family owner occupied - non-jumbo	21,655	22,311	2,300	10,163	10,695	1,031
1-4 family non-owner occupied	4,335	4,704	495	4,962	5,542	572
1-4 family - 2nd lien	811	829	200	14,059	15,243	1,695
Resort lending	10,555	10,764	1,079	12,110	12,263	1,474
Installment
Boat lending	7	11	2	-	-	-
Recreational vehicle lending	87	100	19	-	-	-
Other	1,902	2,040	170	2,924	3,153	261
	49,212	51,105	5,581	54,005	56,708	6,155
Total
Commercial
Commercial and industrial	2,304	2,450	756	1,912	1,963	453
Commercial real estate	7,127	7,096	510	7,481	7,457	578
Mortgage
1-4 family owner occupied - jumbo	1,129	1,509	50	1,447	1,445	91
1-4 family owner occupied - non-jumbo	21,655	22,311	2,300	10,375	10,912	1,031
1-4 family non-owner occupied	4,640	5,177	495	5,176	5,908	572
1-4 family - 2nd lien	1,112	1,133	200	14,466	15,681	1,695
Resort lending	10,709	11,143	1,079	12,110	12,263	1,474
Installment
Boat lending	7	11	2	-	-	-
Recreational vehicle lending	87	100	19	-	-	-
Other	1,902	2,040	170	2,925	3,194	261
Total	$50,672	$52,970	$5,581	$55,892	$58,823	$6,155

Accrued interest included in recorded investment	$359			$255

Average recorded investment in and interest income earned (of which the majority of these amounts were received in cash and related primarily to performing TDR’s) on impaired loans by class for the years ended December 31 follows:

	2020		2019		2018
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
	(In thousands)
With no related allowance for loan losses recorded:
Commercial
Commercial and industrial	$125	$9	$51	$-	$378	$20
Commercial real estate	159	-	278	5	961	-
Mortgage
1-4 family owner occupied - jumbo	408	-	-	-	41	-
1-4 family owner occupied - non-jumbo	252	4	201	-	15	27
1-4 family non-owner occupied	308	10	123	-	-	-
1-4 family - 2nd lien	380	-	136	7	-	-
Resort lending	92	-	-	-	-	-
Installment
Boat lending	-	-	-	-	-	-
Recreational vehicle lending	-	-	-	-	-	-
Other	-	-	-	1	1	11
	1,724	23	789	13	1,396	58
With an allowance for loan losses recorded:
Commercial
Commercial and industrial	2,230	242	2,256	72	2,641	127
Commercial real estate	10,751	1,043	5,778	315	5,199	288
Mortgage
1-4 family owner occupied - jumbo	1,083	84	995	39	1,335	69
1-4 family owner occupied - non-jumbo	19,624	2,033	15,183	594	28,183	1,408
1-4 family non-owner occupied	4,664	375	2,874	291	5,475	314
1-4 family - 2nd lien	3,376	22	13,383	809	284	12
Resort lending	11,316	799	11,697	669	14,687	606
Installment
Boat lending	59	1	54	-	1	-
Recreational vehicle lending	81	4	22	-	84	4
Other	2,416	225	3,186	189	3,640	224
	55,600	4,828	55,428	2,978	61,529	3,052
Total
Commercial
Commercial and industrial	2,355	251	2,307	72	3,019	147
Commercial real estate	10,910	1,043	6,056	320	6,160	288
Mortgage
1-4 family owner occupied - jumbo	1,491	84	995	39	1,376	69
1-4 family owner occupied - non-jumbo	19,876	2,037	15,384	594	28,198	1,435
1-4 family non-owner occupied	4,972	385	2,997	291	5,475	314
1-4 family - 2nd lien	3,756	22	13,519	816	284	12
Resort lending	11,408	799	11,697	669	14,687	606
Installment
Boat lending	59	1	54	-	1	-
Recreational vehicle lending	81	4	22	-	84	4
Other	2,416	225	3,186	190	3,641	235
Total	$57,324	$4,851	$56,217	$2,991	$62,925	$3,110

Troubled debt restructurings at December 31 follow:

	2020
	Commercial	Retail (1)		Total
	(In thousands)
Performing TDR’s	$7,956	$36,385		$44,341
Non-performing TDR’s (2)	1,148	1,584	(3)	2,732
Total	$9,104	$37,969		$47,073

	2019
	Commercial	Retail (1)		Total
	(In thousands)
Performing TDR’s	$7,974	$39,601		$47,575
Non-performing TDR’s (2)	540	2,607	(3)	3,147
Total	$8,514	$42,208		$50,722

(1)	Retail loans include mortgage and installment loan portfolio segments.
(2)	Included in non-performing loans table above.
(3)	Also includes loans on non-accrual at the time of modification until six payments are received on a timely basis.

We have allocated $4.8 million and $5.2 million of specific reserves to customers whose loan terms have been modified in troubled debt restructurings as of December 31, 2020 and 2019, respectively. We have committed to lend additional amounts totaling up to $0.07 million and $0.05 million at December 31, 2020 and 2019, respectively, to customers with outstanding loans that are classified as troubled debt restructurings.

The terms of certain loans were modified as troubled debt restructurings and generally included one or a combination of the following: a reduction of the stated interest rate of the loan; an extension of the maturity date at  a stated rate of interest lower than the current market rate for a new loan with similar risk; or a permanent reduction  of the recorded investment in the loan.

Modifications involving a reduction of the stated interest rate of the loan have generally been for periods ranging from 9 months to 36 months but have extended to as much as 480 months in certain circumstances. Modifications involving an extension of the maturity date have generally been for periods ranging from 1 month to 60 months but have extended to as much as 230 months in certain circumstances.

Loans that have been classified as troubled debt restructurings during the years ended December 31 follow:

	Number of Contracts	Pre-modification Recorded Balance	Post-modification Recorded Balance
	(Dollars in thousands)
2020
Commercial
Commercial and industrial	7	$1,207	$1,207
Commercial real estate	4	7,012	7,012
Mortgage
1-4 family owner occupied - jumbo	-	-	-
1-4 family owner occupied - non-jumbo	5	357	374
1-4 family non-owner occupied	2	111	116
1-4 family - 2nd lien	2	44	46
Resort lending	-	-	-
Installment
Boat lending	-	-	-
Recreational vehicle lending	-	-	-
Other	4	91	93
Total	24	$8,822	$8,848

	Number of Contracts	Pre-modification Recorded Balance	Post-modification Recorded Balance
	(Dollars in thousands)

2019
Commercial
Commercial and industrial	8	$1,609	$1,609
Commercial real estate	3	1,479	1,479
Mortgage
1-4 family owner occupied - jumbo	-	-	-
1-4 family owner occupied - non-jumbo	2	478	483
1-4 family non-owner occupied	1	507	505
1-4 family - 2nd lien	3	75	75
Resort lending	-	-	-
Installment
Boat lending	-	-	-
Recreational vehicle lending	-	-	-
Other	7	188	191
Total	24	$4,336	$4,342
2018
Commercial
Commercial and industrial	7	$652	$652
Commercial real estate	2	204	204
Mortgage
1-4 family owner occupied - jumbo	1	419	419
1-4 family owner occupied - non-jumbo	9	991	994
1-4 family non-owner occupied	-	-	-
1-4 family - 2nd lien	-	-	-
Resort lending	1	115	114
Installment
Boat lending	-	-	-
Recreational vehicle lending	-	-	-
Other	14	708	709
Total	34	$3,089	$3,092

The troubled debt restructurings described above increased (decreased) the AFLL by $0.04 million, $0.50 million and $(0.19) million during the years ended December 31, 2020, 2019 and 2018, respectively and resulted in charge offs of zero during each of the years ended December 31, 2020, 2019 and 2018, respectively.

Loans that have been classified as troubled debt restructured during the past twelve months and that have subsequently defaulted during the years ended December 31 follows:

	Number of Contracts	Recorded Balance
2020	(Dollars in thousands)
Commercial
Commercial and industrial	-	$-
Commercial real estate	-	-
Mortgage
1-4 family owner occupied - jumbo	-	-
1-4 family owner occupied - non-jumbo	-	-
1-4 family non-owner occupied	-	-
1-4 family - 2nd lien	-	-
Resort lending	-	-
Installment
Boat lending	-	-
Recreational vehicle lending	-	-
Other	-	-
Total	-	$-

2019
Commercial
Commercial and industrial	1	$19
Commercial real estate	-	-
Mortgage
1-4 family owner occupied - jumbo	-	-
1-4 family owner occupied - non-jumbo	1	12
1-4 family non-owner occupied	-	-
1-4 family - 2nd lien	-	-
Resort lending	-	-
Installment
Boat lending	-	-
Recreational vehicle lending	-	-
Other	-	-
Total	2	$31

2018
Commercial
Commercial and industrial	-	$-
Commercial real estate	-	-
Mortgage
1-4 family owner occupied - jumbo	-	-
1-4 family owner occupied - non-jumbo	-	-
1-4 family non-owner occupied	-	-
1-4 family - 2nd lien	-	-
Resort lending	-	-
Installment
Boat lending	-	-
Recreational vehicle lending	-	-
Other	1	13
Total	1	$13

A loan is generally considered to be in payment default once it is 90 days contractually past due under the modified terms for commercial loans and installment loans and when four consecutive payments are missed for mortgage loans.

The troubled debt restructurings that subsequently defaulted described above increased (decreased) the AFLL by zero during each of the years ended December 31, 2020, 2019 and 2018 and resulted in charge offs of zero during each of the years ended December 31, 2020, 2019 and 2018.

The terms of certain other loans were modified during the years ending December 31, 2020, 2019 and 2018 that did not meet the definition of a troubled debt restructuring. The modification of these loans could have included modification of the terms of a loan to borrowers who were not experiencing financial difficulties or a delay in a payment that was considered to be insignificant.

In order to determine whether a borrower is experiencing financial difficulty, we perform an evaluation of the probability that the borrower will be in payment default on any of its debt in the foreseeable future without the modification. This evaluation is performed under our internal underwriting policy.

Non-TDR Loan Modifications and Paycheck Protection Program (“PPP”) due to COVID-19 - On March 22, 2020, the federal banking agencies issued an “Interagency Statement on Loan Modifications and Reporting for Financial Institutions Working with Customers Affected by the Coronavirus”.  This guidance encourages financial institutions to work prudently with borrowers that may be unable to meet their contractual obligations because of the effects of COVID-19.  The guidance goes on to explain that in consultation with the Financial Accounting Standards Board staff that the federal banking agencies conclude that short-term modifications (e.g. six months or less) made on a good faith basis to borrowers who were current (less than 30 days past due) as of the implementation date of a relief program are not TDRs.  In addition, on March 27, 2020, the CARES Act was signed into law.  Section 4013 of the CARES Act also addressed COVID-19 related modifications and specified that COVID-19 related modifications on loans that were current (less than 30 days past due) as of December 31, 2019 are not TDRs.  We are assisting both commercial and retail (mortgage and installment) borrowers with reduced or suspended payments. Commercial loan accommodations are typically a three month interest-only period while retail loan (mortgage and installment) forbearances have primarily been payment suspensions for three months. For loans subject to these forbearance agreements each borrower is required to resume making regularly scheduled loan payments at the end of the forbearance period.  The deferred principal and interest will be repaid based upon individualized agreements.  Options for repayment include separate repayment plans, extending the term of the loan or re-amortizing the loan based upon the affordability of the payment in relationship to a reduced income.  While some borrowers may elect to make a lump sum payment, we anticipate the majority will require some type of repayment plan.  During the forbearance period, the loan will not be reported as past due in keeping with the guidance discussed previously.

A summary of remaining accommodations that had been entered into under this guidance as of December 31, 2020 follows:

Commercial and Retail Loan COVID-19 Accomodations

	Covid-19 Accomodations		Total	% of Total
Loan Category	Loans (#)	Loans ($)	Loans	Loans
	(Dollars in thousands)
Commercial	2	$163	$1,242,415	0.0%
Mortgage	134	19,830	1,015,926	2.0%
Installment	48	1,412	475,337	0.3%
Total	184	$21,405	$2,733,678	0.8%
Mortgage loans serviced for others(1)	288	$42,897	$2,984,088	1.4%

1)	We have delegated authority from all investors to grant these deferrals on their behalf.

Information on subsequent accommodation extensions for portfolio loans follows:

Commercial and Retail Loan COVID-19 Subsequent Accomodations (1)

Loan Category	Loans (#)	Loans ($)
	(Dollars in thousands)
Commercial	2	$163
Mortgage	100	15,004
Installment	35	1,045
Total	137	$16,212

(1)	Subsequent accommodations are extensions of the original accommodations that were given as summarized in the paragraph above.

The CARES Act also included an initial $349 billion loan program administered through the U.S. Small Business Administration (“SBA”) referred to as the PPP. Under the PPP, small businesses and other entities and individuals can apply for loans from existing SBA lenders and other approved regulated lenders that enroll in the program, subject to numerous limitations and eligibility criteria. We are participating as a lender in the PPP. The PPP opened on April 3, 2020 intending to provide American small businesses with eight weeks of cash-flow assistance through 100 percent federally guaranteed loans through the SBA. In late April 2020 the Paycheck Protection Program and Health Care Enhancement Act, added another $310 billion in funding while the Paycheck Protection Program Flexibility Act made certain changes to the program, by allowing for more time to spend the funds, and making it easier to get a loan fully forgiven.  The PPP initially closed on August 8, 2020.  On December 27, 2020, the Economic Aid to Hard-Hit Small Businesses, Nonprofits, and Venues Act (“Economic Aid Act”) was signed into law which allocates an additional $284 billion in funding for the PPP.  The Economic Aid Act reopens the PPP through March 31, 2021 with generally the same terms and conditions as originally enacted under the CARES Act while clarifying eligibility and ineligibility for certain entities and expanding the permitted uses of PPP funds.  In addition, the Economic Aid Act simplifies the loan forgiveness process for PPP loans of $150,000 or less. The Economic Aid Act also establishes second draw loans for entities that have already used the initial PPP funds, subject to numerous limitations and eligibility criteria. PPP second draw loans are eligible for forgiveness similar to initial PPP loans, subject to limitations set forth in the Economic Aid Act.  As of December 31, 2020, we had 1,483 initial PPP loans outstanding with a total balance of $169.8 million.  PPP loans are included in the commercial and industrial class of the commercial loan portfolio segment.  As these loans are 100% guaranteed through the SBA the allowance for loan losses recorded on these loans is zero.  As of December 31, 2020, 755 forgiveness applications had been processed and approved for initial PPP loans totaling $92.0 million (we expect to receive these forgiveness proceeds during the first quarter of 2021).  Interest and fees on loans in our consolidated statement of operations includes $5.6 million for the twelve month period of 2020, related to the accretion of net loan fees on initial PPP loans.  No such accretion is included in the comparable prior year periods.  At December 31, 2020 we had $3.2 million of remaining unaccreted net fees related to initial PPP loans. We had no PPP second draw loans outstanding as of December 31, 2020.

Credit Quality Indicators – As part of our on-going monitoring of the credit quality of our loan portfolios, we track certain credit quality indicators including (a) risk grade of commercial loans, (b) the level of classified commercial loans, (c) credit scores of mortgage and installment loan borrowers, and (d) delinquency history and non-performing loans.

For commercial loans, we use a loan rating system that is similar to those employed by state and federal banking regulators. Loans are graded on a scale of 1 to 12. A description of the general characteristics of the ratings follows:

Rating 1 through 6: These loans are generally referred to as our ‘‘non-watch’’ commercial credits that include very high or exceptional credit fundamentals through acceptable credit fundamentals.

Rating 7 and 8: These loans are generally referred to as our ‘‘watch’’ commercial credits. These ratings include loans to borrowers that exhibit potential credit weakness or downward trends. If not checked or cured these trends could weaken our asset or credit position. While potentially weak, no loss of principal or interest is envisioned with these ratings.

Rating 9: These loans are generally referred to as our ‘‘substandard accruing’’ commercial credits. This rating includes loans to borrowers that exhibit a well-defined weakness where payment default is probable and loss is possible if deficiencies are not corrected. Generally, loans with this rating are considered collectible as to both principal and interest primarily due to collateral coverage.

Rating 10 and 11: These loans are generally referred to as our ‘‘substandard - non-accrual’’ and ‘‘doubtful’’ commercial credits. These ratings include loans to borrowers with weaknesses that make collection of debt in full, on the basis of current facts, conditions and values at best questionable and at worst improbable. All of these loans are placed in non-accrual.

Rating 12: These loans are generally referred to as our ‘‘loss’’ commercial credits. This rating includes loans to borrowers that are deemed incapable of repayment and are charged-off.

The following table summarizes loan ratings by loan class for our commercial loan portfolio segment at December 31:

	Commercial
	Non-watch 1-6	Watch 7-8	Substandard Accrual 9	Non- Accrual 10-11	Total
			(In thousands)
2020
Commercial and industrial	$637,826	$32,765	$4,341	$1,387	$676,319
Commercial real estate	561,382	5,978	2,272	-	569,632
Total	$1,199,208	$38,743	$6,613	$1,387	$1,245,951
Accrued interest included in total	$3,408	$105	$23	$-	$3,536

2019
Commercial and industrial	$515,955	$44,384	$3,967	$565	$564,871
Commercial real estate	580,516	23,036	535	735	604,822
Total	$1,096,471	$67,420	$4,502	$1,300	$1,169,693
Accrued interest included in total	$2,763	$205	$30	$-	$2,998

For each of our mortgage and installment portfolio segment classes we generally monitor credit quality based on the credit scores of the borrowers. These credit scores are generally updated semi-annually. The following tables summarize credit scores by loan class for our mortgage and installment loan portfolio segments at December 31:

	Mortgage (1)
	1-4 Family Owner Occupied - Jumbo	1-4 Family Owner Occupied - Non-jumbo	1-4 Family Non-owner Occupied	1-4 Family 2nd Lien	Resort Lending	Total
	(In thousands)
2020
800 and above	$61,077	$40,187	$25,468	$12,490	$9,546	$148,768
_750-799	223,177	70,642	82,124	42,138	27,530	445,611
_700-749	101,086	75,489	30,326	22,962	11,726	241,589
_650-699	40,296	44,344	13,182	11,269	6,393	115,484
_600-649	11,146	18,519	4,303	2,703	1,670	38,341
_550-599	-	11,021	2,388	1,608	917	15,934
_500-549	3,396	5,129	1,580	1,012	192	11,309
Under 500	-	2,242	405	348	73	3,068
Unknown	-	-	-	-	-	-
Total	$440,178	$267,573	$159,776	$94,530	$58,047	$1,020,104
Accrued interest included in total	$1,301	$1,641	$587	$373	$276	$4,178

	Mortgage (1)
	1-4 Family Owner Occupied - Jumbo	1-4 Family Owner Occupied - Non-jumbo	1-4 Family Non-owner Occupied	1-4 Family 2nd Lien	Resort Lending	Total
	(In thousands)
2019
800 and above	$48,486	$43,848	$24,315	$13,905	$11,076	$141,630
_750-799	198,491	111,521	84,656	50,012	29,364	474,044
_700-749	106,609	95,064	34,839	30,697	14,626	281,835
_650-699	31,553	51,174	13,995	14,267	8,063	119,052
_600-649	13,230	21,938	5,897	4,097	2,074	47,236
_550-599	514	12,308	1,863	1,703	673	17,061
_500-549	1,519	7,940	1,870	1,281	889	13,499
Under 500	641	2,208	533	511	79	3,972
Unknown	510	1,259	1,569	69	1,330	4,737
Total	$401,553	$347,260	$169,537	$116,542	$68,174	$1,103,066
Accrued interest included in total	$1,139	$1,662	$586	$502	$266	$4,155

(1)	Credit scores have been updated within the last twelve months.

	Installment (1)
	Boat Lending	Recreational Vehicle Lending	Other	Total
	(In thousands)
2020
800 and above	$32,231	$29,223	$9,154	$70,608
_750-799	123,689	95,890	37,512	257,091
_700-749	38,223	33,476	25,262	96,961
_650-699	10,189	8,794	21,138	40,121
_600-649	2,083	1,305	3,730	7,118
_550-599	661	551	1,299	2,511
_500-549	342	283	767	1,392
Under 500	95	52	63	210
Unknown	-	-	510	510
Total	$207,513	$169,574	$99,435	$476,522
Accrued interest included in total	$572	$457	$156	$1,185

2019
800 and above	$28,041	$24,470	$7,611	$60,122
_750-799	118,380	88,164	37,583	244,127
_700-749	41,490	31,055	27,204	99,749
_650-699	11,485	7,267	22,517	41,269
_600-649	2,254	1,411	4,470	8,135
_550-599	946	592	1,884	3,422
_500-549	377	464	1,127	1,968
Under 500	309	22	284	615
Unknown	-	-	1,204	1,204
Total	$203,282	$153,445	$103,884	$460,611
Accrued interest included in total	$490	$378	$326	$1,194

(1)	Credit scores have been updated within the last twelve months.

Mortgage loans serviced for others are not reported as assets on the Consolidated Statements of Financial Condition. The principal balances of these loans at December 31 follow:

	2020	2019
	(In thousands)
Mortgage loans serviced for :
Fannie Mae	$1,656,060	$1,449,935
Freddie Mac	1,095,877	852,123
Ginnie Mae	181,615	180,941
FHLB	39,294	69,149
Other	11,242	29,018
Total	$2,984,088	$2,581,166

Custodial deposit accounts maintained in connection with mortgage loans serviced for others totaled $40.5 million and $29.9 million, at December 31, 2020 and 2019, respectively.

If we do not remain well capitalized for regulatory purposes (see note #20), meet certain minimum capital levels or certain profitability requirements or if we incur a rapid decline in net worth, we could lose our ability to sell and/or service loans to these investors. This could impact our ability to generate net gains on mortgage loans and generate servicing income. A forced liquidation of our servicing portfolio could also impact the value that could be recovered on this asset. Fannie Mae has the most stringent eligibility requirements covering capital levels, profitability and decline in net worth. Fannie Mae requires seller/servicers to be well capitalized for regulatory purposes. For the profitability requirement, we cannot record four or more consecutive quarterly losses and experience a 30% decline in net worth over the same period. Our net worth cannot decline by more than 25% in one quarter or more than 40% over two consecutive quarters. The highest level of capital we are required to maintain is at least $2.5 million plus 0.25% of all loans serviced for others.

An analysis of capitalized mortgage loan servicing rights for the years ended December 31 follows:

	2020	2019	2018
	(In thousands)
Balance at beginning of period	$19,171	$21,400	$15,699
Originated servicing rights capitalized	13,957	7,303	4,977
Servicing rights acquired	-	-	3,047
Change in fair value due to price	(10,833)	(6,408)	191
Change in fair value due to pay downs	(5,391)	(3,124)	(2,514)
Balance at end of year	$16,904	$19,171	$21,400
Loans sold and serviced that have had servicing rights capitalized	$2,982,833	$2,580,705	$2,333,081

Fair value of capitalized mortgage loan servicing rights was determined using an average coupon rate of 3.77%, average servicing fee of 0.257%, average discount rate of 10.09% and an average Public Securities Association (‘‘PSA’’) prepayment rate of 348 for December 31, 2020; and average coupon rate of 4.22%, average servicing fee of 0.258%, average discount rate of 10.14% and an average PSA prepayment rate of 250 for December 31, 2019.

Purchase Credit Impaired (‘‘PCI’’) Loans

Loans acquired in a business combination are recorded at estimated fair value on their purchase date with no carryover of the related allowance for loan losses. In determining the estimated fair value of purchased loans, management considers a number of factors including, among others, the remaining life of the acquired loans, estimated prepayments, estimated loss ratios, estimated value of the underlying collateral, and net present value of cash flows expected to be received. Purchased loans are accounted for in accordance with guidance for certain loans acquired in a transfer (ASC 310-30), when the loans have evidence of credit deterioration since origination and it is probable at the date of acquisition that the acquirer will not collect all contractually required principal and interest payments. The difference between contractually required payments and the cash flows expected to be collected at acquisition is referred to as the non-accretable difference. Subsequent decreases to the expected cash flows will generally result in a provision for loan losses. Subsequent increases in expected cash flows will result in a reversal  of the provision for loan losses to the extent of prior charges and then an adjustment to accretable yield, which would have a positive impact on interest income.

As a result of our acquisition of TCSB Bancorp, Inc. (‘‘TCSB’’) (see note #26) we purchased loans for which there was, at acquisition, evidence of deterioration of credit quality since origination and it was probable, at acquisition, that all contractually required payments would not be collected. For these loans that meet the criteria of ASC 310-30 treatment, the carrying amount was as follows:

	December 31,
	2020	2019
	(In thousands)
Commercial	$468	$1,394
Mortgage	410	575
Installment	147	316
Total carrying amount	1,025	2,285
Allowance for loan losses	-	-
Carrying amount, net of allowance for loan losses	$1,025	$2,285

The accretable difference on PCI loans is the difference between the expected cash flows and the net present value of expected cash flows with such difference accreted into earnings using the effective yield method over the term of the loans. Accretion recorded as loan interest income is included in the table below. Accretable yield of PCI loans, or income expected to be collected follows:

	Year ended December 31,
	2020	2019
	(In thousands)

Balance at beginning of period	$640	$462
New loans purchased	-	-
Accretion of income	(280)	(187)
Reclassification from (to) nonaccretable difference	-	365
Displosals/other adjustments	-	-
Balance at end of period	$360	$640